Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Proceeds from sales of investment securities		$ 1,183,078
Net realized gain on sale of securities AFS		36,707
Total, Fair Value	$ 159,697,420	190,706,019
Purchase additional FHLBB stock	5,405,100	4,215,700
Proceeds from redemption of restricted equity securities	4,418,100	3,985,100
Agency mortgage-backed securities (Agency MBS) [Member]
Concentration of risk	10
Total, Fair Value	102,256,237	115,862,799
FRBB [Member]
Book value of investment	588,150	588,150
CMTVAgency Mortgage Backed Securities Securities [Member] | Investment Securities Exceeding 10% Shareholders' Equity [Member]
Book value of investment	119,500,000	132,000,000.0
Total, Fair Value	102,300,000	115,900,000
ACBB [Member]
Book value of investment	90,000	90,000
Numbers of shares purchase			20
Cost of investment			$ 90,000
FHLBB [Member]
Book value of investment	1,900,000	964,000
Purchase additional FHLBB stock	5,400,000	4,200,000
Proceeds from redemption of restricted equity securities	$ 4,400,000	$ 4,000,000.0